ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Cyber Enviro-Tech, Inc. (CETI) is an environmental technology company focused on sustainable solutions for the remediation of contaminated industrial wastewater, with an initial emphasis on the oil and gas sector. The Company develops and deploys proprietary equipment, biochemical products, and treatment processes to address complex hazardous waste and environmental challenges across global markets.

CETI has entered into a manufacturing and distribution agreement with Air Power USA to commercialize deployable, zero-emission energy systems. Powered by compressed air and designed for off-grid applications, these systems provide scalable, continuous power with no fuel and no emissions. This capability complements CETI’s environmental solutions and strengthens its value proposition to industrial clients.

The Company is headquartered in Scottsdale, Arizona, with additional offices in Istanbul, Turkey, and Dubai, United Arab Emirates.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Cyber Enviro-Tech, Inc. (the “Company”) (CETI) Cyber Enviro-Tech, Inc is a water science technology company focusing on the remediation of contaminated industrial wastewater with an initial emphasis on the oil & gas industry. We do this by integrating technologies to include cyber, aerospace, satellite, industrial and AI engineering telemetry. Our water filtration, wastewater and alternative energy systems will have neural sensors, controls and networks - all connected to a cellular device. The corporate headquarters is in Scottsdale, Arizona and it also has satellite offices in Istanbul, Turkey and Dubai, UAE.